Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	(b)	(c)		(e)
	Identity of Issue, Borrower Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value		Current Value
	DFA Emerging Markets Core Equity Portfolio Institutional Class	51,556	Shares	$1,499,241
	Vanguard Selected Value Fund Investor Shares	39,675	Shares	1,052,170
	Hartford Small Cap Growth HLS Fund Class IA	36,824	Shares	905,145
	Dodge & Cox Stock I	97,856	Shares	1,623,426
	Baird Aggregate Bond Fund Class Institutional	368,597	Shares	3,663,850
	DFA U.S. Small Cap Value Portfolio Institutional Class	16,159	Shares	834,452
	Federated Hermes MDT Mid Cap Growth Fund Class R6	27,555	Shares	1,523,799
	Putnam Retirement Advantage Fund Class R6	301,577	Shares	3,341,477
	Putnam Retirement Advantage 2030 Fund Class R6	909,206	Shares	9,864,889
	Putnam Retirement Advantage 2035 Fund Class R6	328,263	Shares	3,669,981
	Putnam Retirement Advantage 2040 Fund Class R6	732,111	Shares	8,316,785
	Putnam Retirement Advantage 2045 Fund Class R6	186,211	Shares	2,258,743
	Putnam Retirement Advantage 2050 Fund Class R6	569,098	Shares	6,942,995
	Putnam Retirement Advantage 2055 Fund Class R6	214,805	Shares	2,770,980
	Putnam Retirement Advantage 2060 Fund Class R6	230,644	Shares	2,993,760
	Putnam Retirement Advantage 2065 Fund Class R6	4,188	Shares	57,464
	BERKSHIRE HATHAWAY
*	Berkshire Hathaway Stock Class B	20,253	Shares	10,179,992
*	Berkshire Hathaway Stock Purchase Account		Cash	3,634
*	Fidelity 500 Index Fund	85,195	Shares	20,252,594
*	Fidelity Mid-Cap Stock Fund	70,855	Shares	2,616,676
*	Fidelity Small-Cap Index Fund	25,390	Shares	785,303
*	Fidelity Blue Chip Growth K6 Fund	262,366	Shares	11,607,076
*	Fidelity Diversified International K6 Fund	181,529	Shares	3,216,700
*	Fidelity International Small Cap Fund	17,194	Shares	633,094
	Invesco Stable Value Trust, Class III	1,989,955	Shares	1,989,955

*	Participant loans	Principal balances ranging up to $50,000 at 4.25% to 10.50% per annum, secured by benefits maturing through 2039.		2,012,053

* Denotes an investment issued or managed by an entity known to be a party-in-interest to the Plan, as defined by ERISA. Column (d) cost information omitted for participant-directed investments.